Schedule of Investments January 31, 2020 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 87.9%
Communication Services - 1.0%
Alphabet, Inc. - Class A (a)*	355	$508,637

Consumer Staples - 12.7%
Cal-Maine Foods, Inc. (a)	55,898	1,995,000
Diageo PLC - ADR (a)	12,373	1,954,315
Henkel AG & Co. KGaA - ADR (a)	35,908	835,579
Sanderson Farms, Inc. (a)	12,982	1,787,491
		6,572,385
Financials # - 26.3%
Charles Schwab Corp. (a)	10,483	477,501
Chubb Ltd. (a)	10,283	1,562,913
MetLife, Inc. (a)	26,277	1,306,230
Northern Trust Corp. (a)	4,792	468,705
Reinsurance Group of America, Inc. (a)	19,249	2,772,818
TD Ameritrade Holding Corp. (a)	30,068	1,427,629
Travelers Companies, Inc. (a)	25,644	3,375,263
UMB Financial Corp. (a)	11,297	750,799
Unum Group (a)	26,811	715,586
Valley National Bancorp (a)	68,457	720,852
		13,578,296
Healthcare - 24.7%
Dentsply Sirona, Inc. (a)	26,396	1,478,176
Envista Holdings Corp. (a)*	49,732	1,471,570
ICU Medical, Inc. (a)*	10,327	1,884,368
Johnson & Johnson (a)	14,187	2,112,019
Merit Medical Systems, Inc. (a)*	36,382	1,325,032
Smith & Nephew - ADR (a)	49,344	2,369,005
Universal Health Services, Inc. - Class B (a)	3,777	517,864
Wright Medical Group N.V. (a)*	52,899	1,594,376
		12,752,410
Industrials - 10.5%
Amphenol Corp. - Class A (a)	15,232	1,515,127
Lindsay Corp. (a)	10,132	1,013,504
WABCO Holdings, Inc. (a)*	21,223	2,878,900
		5,407,531
Information Technology - 1.2%
ON Semiconductor Corp. (a)*	26,993	624,888

Materials - 5.9%
3M Co. (a)	19,183	3,043,575

Real Estate - 5.6%
Equity Commonwealth (a)	88,444	2,900,079

Total Common Stocks
(Cost $42,916,057)		45,387,801

SHORT-TERM INVESTMENT - 6.0%
First American Government Obligations Fund, Class X, 1.49% (a) ^
(Cost $3,105,549)	3,105,549	3,105,549
Total Investments - 93.9%
(Cost $46,021,606)		48,493,350
Other Assets and Liabilities, Net - 6.1%		3,130,148
Total Net Assets - 100.0%		$51,623,498

(a)	All or a portion of this security is designated as collateral for securities sold short. As of January 31, 2020, the value of the collateral was $48,493,350.
*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of January 31, 2020.
ADR-	American Depositary Receipt

Schedule of Securities Sold Short January 31, 2020 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 24.5%
AutoZone, Inc. *	323	$341,721
Cintas Corp.	7,191	2,006,073
DR Horton, Inc.	7,916	468,627
Home Depot, Inc.	8,601	1,961,888
McDonalds Corp.	3,837	821,003
O'Reilly Automotive, Inc. *	4,458	1,810,394
Restaurant Brands International, Inc.	13,459	821,134
Ross Stores, Inc.	17,284	1,939,092
Royal Caribbean Cruises Ltd.	7,007	820,379
Stanley Black & Decker, Inc.	2,397	381,914
TJX Companies, Inc.	6,156	363,450
Yum China Holding, Inc.	8,380	886,353
		12,622,028
Consumer Staples - 9.2%
Coca-Cola Co.	16,092	939,773
Costco Wholesale Corp.	6,172	1,885,669
Dollar General Corp.	12,554	1,925,909
		4,751,351
Energy - 3.4%
Canadian Natural Resources Ltd.	15,122	425,382
ConocoPhillips	5,238	311,294
Phillips 66	3,367	307,643
Suncor Energy, Inc.	11,598	354,783
Valero Energy Corp.	4,350	366,748
		1,765,850
Financials - 11.8%
Allstate Corp.	16,447	1,949,628
American Express Co.	3,028	393,246
Bank of America Corp.	26,704	876,692
JPMorgan Chase & Co.	6,733	891,180
Marsh & McLennan Companies, Inc.	7,699	861,210
Progressive Corp.	13,592	1,096,739
		6,068,695
Healthcare - 2.0%
HCA Healthcare, Inc.	7,333	1,017,821

Industrials - 27.6%
Boeing Co.	5,435	1,729,797
CSX Corp.	6,442	491,782
Dover Corp.	8,537	971,937
Eaton Corporation PLC	10,225	965,956
Illinois Tool Works, Inc.	10,909	1,908,857
Ingersoll-Rand PLC	14,438	1,923,575
Parker-Hannifin Corp.	1,959	383,357
Republic Services, Inc.	20,755	1,972,763
Union Pacific Corp.	10,795	1,936,839
Waste Management, Inc.	16,325	1,986,752
		14,271,615
Information Technology - 0.8%
Paychex, Inc.	4,604	394,885

Materials - 12.2%
Air Products and Chemicals, Inc.	1,727	412,252
Avery Dennison Corp.	14,235	1,868,201
Ball Corp.	11,914	859,953
PPG Industries, Inc.	7,410	888,014
Sherwin-Williams Co.	3,437	1,914,375
Vulcan Materials Co.	2,623	371,496
		6,314,291
Real Estate - 7.6%
AvalonBay Communities, Inc.	2,015	436,630
Boston Properties, Inc.	2,544	364,682
Equity Residential	4,984	414,071
Prologis, Inc.	21,252	1,973,886
Realty Income Corp.	5,535	433,999
Weyerhaeuser Co.	11,231	325,138
		3,948,406
Total Securities Sold Short
(Proceeds $47,560,550)		$51,154,942

*	Non-income producing security
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of January 31, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,387,801	$–	$–	$45,387,801
Short-Term Investment	3,105,549	–	–	3,105,549
Total Investments	$48,493,350	$–	$–	$48,493,350

Securities Sold Short
Common Stocks	$51,154,942	$–	$–	$51,154,942
Total Securities Sold Short	$51,154,942	$–	$–	$51,154,942